NON-RECOURSE BORROWINGS - Schedule of Borrowings By Currency (Details)
€ in Millions, ₩ in Millions, ₨ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, in Millions
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 INR (₨)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 CLF ( )	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 INR (₨)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 CLF ( )
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 128,556										$ 127,869
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	78,223										84,203
British pounds
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	10,341	£ 7,565									9,812	£ 7,401
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	8,458			$ 10,771							7,955			$ 10,333
Australian dollars
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	4,799					$ 6,237					4,815					$ 6,861
Brazilian reais
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	3,487						R$ 18,147				3,969						R$ 15,998
Korean won
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,082								₩ 2,268,301		1,959								₩ 2,264,478
Colombian pesos
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,141							$ 7,332,845			2,029							$ 6,671,818
Indian rupees
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	8,978		₨ 655,328								4,143		₨ 295,106
Chilean unidades de fomento
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,187									29	1,099									29
Other [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,044										1,041
European Union euros
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 7,816				€ 6,398						$ 6,844				€ 6,103